Schedule of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	$ 977	$ 1,016
Additions	234	277
Transfer
Amortization	(364)	(316)
Intangible assets, ending balance	847	977
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,910	1,676
Intangible assets, ending balance		1,910
Accumulated amortization [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,063	699
Intangible assets, ending balance		1,063
Data library [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	336	652
Additions	8
Transfer	539
Amortization	(364)	(316)
Intangible assets, ending balance	519	336
Data library [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,582	1,035
Intangible assets, ending balance		1,582
Data library [member] | Accumulated amortization [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,063	699
Intangible assets, ending balance		1,063
Data library not yet available for use [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	641	364
Additions	226	277
Transfer	(539)
Amortization
Intangible assets, ending balance	328	641
Data library not yet available for use [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	328	641
Intangible assets, ending balance		328
Data library not yet available for use [member] | Accumulated amortization [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance